Nature of Business and Going Concern (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Nov. 12, 2013	Apr. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Feb. 10, 2012	Dec. 31, 2011
Nature of Business and Going Concern (Textual)
Shares exchange right on each share pursuant to Merger agreement					1,271
Stock split conversion ratio	2 for 1	12.98 for 1
Amount transferred from additional paid in capital to common stock		$ 32,747
Cash			3,053,485	893,458
Working capital deficiency			2,292,754
Total Stockholders' Equity (Deficit)			(4,154,247)	187,802		(359,819)
Accumulated deficit			(10,752,223)	(2,584,798)
Net Cash (Used) For Operating Activities			(3,365,005)	(1,699,466)
Net Loss available to common stockholders			(8,167,425)	(1,457,470)
Proceeds from issuance of Series A Preferred Stock	5,400,000
Convertible preferred stock, dividend percentage	8.00%
Series A Preferred Stock, conversion ratio
The Series A Preferred Stock is convertible into common stock on a 2 for 1 basis and is redeemable by the Company, at the option of the investor, 48 months from November 12, 2013 at the stated value of $0.30 per share or a total of $5,400,000 plus accumulated but unpaid dividends, whether declared or not.

Series A Preferred Stock, stated value	$ 0.30
Series A Preferred Stock option to investor	48 months
Net proceeds after commissions and professional fees	4,903,652
Net proceeds from issuance of convertible preferred stock after payment of expense	$ 4,322,000